Shareholders’ Deficit (Details) - USD ($)				3 Months Ended	12 Months Ended
	Nov. 24, 2023	Nov. 20, 2023	Sep. 27, 2023	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				5,000,000	5,000,000		5,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, voting right				one			one
Common stock, shares issued				1,000	1,000		1,000
Common stock, shares outstanding				1,000	1,000		1,000
COLOMBIER ACQUISITION CORP. II [Member]
Shareholders’ Deficit [Line Items]
Preference stock, shares authorized				1,000,000	1,000,000		1,000,000		1,000,000
Preference stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Preference shares, issued
Preference, shares outstanding
Subject to forfeiture				250,000	250,000
Forfeiture holding shares	4,250,000
Price per share (in Dollars per share)				$ 1	$ 1		$ 1
Commencing business combination days				30 days	30 days
Later than business days				15 days	15 days
Effective within business days				60 days	60 days
Assignable or salable days				30 days	30 days
COLOMBIER ACQUISITION CORP. II [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Warrants issued and outstanding				10,666,667	10,666,667		10,666,667		10,666,667
Price per share (in Dollars per share)				$ 0.01	$ 0.01		$ 0.01
Prior written notice of redemption days				30 days	30 days
Number of days for written notice of redemption				30 days	30 days
Closing price of ordinary shares, per share (in Dollars per share)				$ 18	$ 18
Initial business combination on each trading days				20 days	20 days
Trading day period commencing				30 days	30 days
Once the Warrants become exercisable and ending days				3 days	3 days
Warrants issued				10,666,667	10,666,667		10,666,667
COLOMBIER ACQUISITION CORP. II [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants issued and outstanding				5,666,667	5,666,667		5,666,667		5,666,667
Purchase of each warrant				1	1		1
Price per share (in Dollars per share)	$ 0.137
Warrants and rights exercisable, term				30 days	30 days		30 days
Warrants expired term				5 years	5 years		5 years
Warrants issued				5,666,667	5,666,667		5,666,667
COLOMBIER ACQUISITION CORP. II [Member] | Private Placement Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants issued and outstanding				5,000,000	5,000,000		5,000,000		5,000,000
Warrants issued				5,000,000	5,000,000		5,000,000
COLOMBIER ACQUISITION CORP. II [Member] | Founder Shares [Member]
Shareholders’ Deficit [Line Items]
Subject to forfeiture		562,500
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Purchase of each warrant	1
Class A Ordinary Shares [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Price per share (in Dollars per share)				$ 11.5
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				500,000,000	500,000,000		500,000,000		500,000,000
Common stock, par value (in Dollars per share)	$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, voting right				one	one
Common stock, shares issued
Common stock, shares outstanding
Ordinary Shares subject to possible redemption				17,000,000	17,000,000		17,000,000
Percentage of issuable of converted ordinary share				20.00%	20.00%
Price per share (in Dollars per share)				$ 11.5	$ 11.5		$ 11.5
Warrants issued				10,666,667	10,666,667		10,666,667
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Purchase of each warrant	1
Number of days for written notice of redemption				30 days	30 days
Class A Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Price per share (in Dollars per share)					$ 11.5		$ 11.5
Class B Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Shareholders’ Deficit [Line Items]
Common stock, shares authorized				50,000,000	50,000,000		50,000,000		50,000,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Common stock, voting right				one	one
Common stock, shares issued				4,250,000	4,250,000		4,250,000		4,250,000
Common stock, shares outstanding				4,250,000	4,250,000	[1]	4,250,000	[1]	4,250,000	[1]
Dividend share (in Dollars per share)		$ 0.15384615
Percentage of issued and outstanding shares after the initial public offering		20.00%
Class B Ordinary Shares [Member] | COLOMBIER ACQUISITION CORP. II [Member] | Sponsor [Member]
Shareholders’ Deficit [Line Items]
Issued shares		4,312,500	3,737,500
Sponsor shares value (in Dollars)			$ 25,000
Over-Allotment Option [Member] | COLOMBIER ACQUISITION CORP. II [Member]
Shareholders’ Deficit [Line Items]
Subject to forfeiture	62,500

[1]	On November 20, 2023, the Company effectuated a share capitalization in the form of a share dividend of approximately 0.15384615 fully paid Class B Ordinary Shares for each Class B Ordinary Share in issue, resulting in the Sponsor holding an aggregate of 4,312,500 Class B Ordinary Shares. On November 24, 2023, as a result of the underwriters’ election to partially exercise their over-allotment option, 62,500 Founder Shares were forfeited resulting in the Sponsor holding 4,250,000 Founder Shares (see Note 5).